Share-Based Compensation - Share Based Compensation Allocation Narratives (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Share-based Payment Arrangement [Abstract]
Share-based payment arrangement, expense, decrease	$ 10.9